Derivative Instruments - Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Interest income	$ 31,666	$ 30,007	$ 17,945
Interest expense	$ 15,377	$ 12,611	$ 3,217
OCI, Cash Flow Hedge, Reclassification for Discontinuance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in unrealized gains (losses)	Changes in unrealized gains (losses)	Changes in unrealized gains (losses)
Losses recognized recognized in earnings, discontinuance of cash flow hedges	$ 28	$ 28	$ 36
Asset and liability management positions | Fair value hedges | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedged item	(508)	427	(139)
Asset and liability management positions | Fair value hedges | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedged item	98	(461)	486
Asset and liability management positions | Fair value hedges | Interest rate contracts | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedging instruments	508	(430)	138
Asset and liability management positions | Fair value hedges | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedging instruments	(95)	458	(482)
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, cash flow hedging instruments	(230)	(52)	0
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, cash flow hedging instruments	$ (28)	$ (28)	$ 0